ACCRUED EXPENSES AND OTHER (Schedule of Contract liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Payables and Accruals [Abstract]
Opening balance		$ 5,239	[1]	$ 2,778
Additions		7,012		4,541
Revenue recognized		(5,323)		(2,080)
Closing balance	[1]	$ 6,928		$ 5,239

[1]	Contract liabilities